Consolidated Financial Statements

(Unaudited)

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

March 31, 2015

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Financial Statements (Unaudited)

March 31, 2015

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Investments listed in the Consolidated Schedule of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov. The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

March 31, 2015

Percent of Cash
Industry	and Investments

Cable and Other Subscription Programming	9.1%
Gaming Industries	7.4%
Wired Telecommunications Carriers	7.0%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	6.4%
Radio and Television Broadcasting	5.7%
Pharmaceutical and Medicine Manufacturing	4.9%
Full-Service Restaurants	4.6%
Other Investment Pools and Funds	4.4%
Motion Picture and Video Industries	3.9%
Oil and Gas Extraction	3.9%
Other Electrical Equipment and Component Manufacturing	3.8%
Deep Sea, Coastal, and Great Lakes Water Transportation	3.6%
Highway, Street, and Bridge Construction	3.1%
Coal Mining	2.8%
Other Telecommunications	2.8%
Business Support Services	2.6%
Nondepository Credit Intermediation	2.4%
Computer Systems Design and Related Services	2.3%
Electric Power Generation, Transmission and Distribution	2.2%
Wireless Telecommunications Carriers (except Satellite)	2.2%
Semiconductor and Other Electronic Component Manufacturing	2.1%
Specialty Hospitals	1.6%
Nonscheduled Air Transportation	1.1%
Scheduled Air Transportation	1.1%
Other Financial Investment Activities	0.8%
Petroleum and Coal Products Manufacturing	0.8%
Architectural, Engineering, and Related Services	0.6%
Newspaper, Periodical, Book, and Directory Publishers	0.6%
Aerospace Product and Parts Manufacturing	0.4%
Metal Ore Mining	0.4%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	0.1%
Electronic Shopping and Mail-Order Houses	0.1%
Traveler Accommodation	0.1%
Depository Credit Intermediation	0.0%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	0.0%
Miscellaneous Securities	0.7%
Cash and Cash Equivalents	4.4%
Total	100.0%

2

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

March 31, 2015

Assets
Investments, at fair value:
Companies less than 5% owned (cost $664,525,019)	$481,361,002
Companies 5% to 25% owned (cost $400,855,186)	332,723,400
Companies more than 25% owned (cost $73,620,656)	57,790,063
Total investments (cost $1,139,000,861)	871,874,465

Cash and cash equivalents	40,264,299
Accrued interest income:
Companies less than 5% owned	7,573,194
Companies 5% to 25% owned	1,982,767
Companies more than 25% owned	360,337
Foreign currency options at fair value	6,273,890
Deferred debt issuance costs	1,266,267
Unrealized gain on foreign currency forward exchange contracts	67,081
Prepaid expenses and other assets	1,004,624
Total assets	930,666,924

Liabilities
Credit facility payable	90,095,050
Management and advisory fees payable	1,902,553
Payable for investments purchased	874,076
Equity placement costs payable	543,163
Interest payable	407,609
Payable to the Investment Manager	254,810
Accrued expenses and other liabilities	3,045,374
Total liabilities	97,122,635

Preferred stock
Series Z; $500/share liquidation preference; 560 shares authorized, issued and outstanding	280,000
Accumulated dividends on Series Z preferred stock	6,461
Total preferred stock	286,461

Preferred equity facility
Series A preferred interests in Tennenbaum Opportunities Partners V, LP; $20,000/interest liquidation preference; 25,000 interest authorized, 12,814 interests issued and outstanding	256,271,574
Accumulated dividends on Series A preferred equity facility	600,477
Total preferred limited partner interests	256,872,051

Net assets applicable to common shareholders	$576,385,777

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 78,287.806 shares issued and outstanding	$78
Paid-in capital in excess of par	959,454,767
Accumulated net investment income	2,323,515
Accumulated net realized loss	(135,578,118)
Accumulated net unrealized depreciation	(249,808,004)
Accumulated dividends to Series Z preferred shareholders	(6,461)
Net assets applicable to common shareholders	$576,385,777

Common stock, NAV per share	7,362.40

See accompanying notes.

3

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Company

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (A)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services
EGS Holdings, Inc.	Holdco PIK Notes	LIBOR (A)	3.00%	10.00%	10/3/2018	$133,556	$133,556	0.02%
Expert Global Solutions, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	11.00%	10/3/2018	$1,000,000	1,010,000	0.11%
							1,143,556	0.13%

Aerospace Product and Parts Manufacturing
Hawker Beechcraft, Inc.	Sr Secured Letters of Credit	LIBOR (Q)	-	2.00%	3/26/2014	$73,478	40,229	-	C
Hawker Beechcraft, Inc.	Sr Unsecured Notes	Fixed	-	8.50%	4/1/2015	$20,957,000	846,181	0.09%	C
Hawker Beechcraft, Inc.	Sr Unsecured Notes	Fixed	-	8.88%	4/1/2015	$6,123,000	247,228	0.03%	C
							1,133,638	0.12%

Architectural, Engineering, and Related Services
Global Geophysical Services, Inc.	Sr Unsecured Notes	Fixed	-	10.50%	5/1/2017	$15,906,000	1,638,318	0.18%	B/C

Business Support Services
STG-Fairway Acquisitions, Inc.	Second Lien Term Loan	LIBOR (Q)	1.25%	9.25%	8/28/2019	$14,317,490	14,532,252	1.59%

Cable and Other Subscription Programming
Medfort, S.a.r.l (Germany)	First Lien Term Loan A	Fixed	-	15.00% PIK	11/21/2017	€3,423,334	3,673,580	0.40%	B/C/D
Medfort, S.a.r.l (Germany)	First Lien Term Loan A2	Fixed	-	15.00% PIK	11/21/2017	€12,035,724	12,915,536	1.42%	B/C/D
Medfort, S.a.r.l (Germany)	First Lien Term Loan B	Fixed	-	1.00% PIK	11/21/2017	€27,623,608	4,338,237	0.48%	B/C/D
Medfort, S.a.r.l (Germany)	First Lien Term Loan B2	Fixed	-	1.00% PIK	11/21/2017	€11,785,943	-	-	B/C/D
Primacom Finance (Lux) S.A. (Luxembourg)	Super Senior Facility	Fixed	-	1.00%	4/30/2034	€9,612,402	10,315,069	1.13%	B/D
							31,242,422	3.43%

Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	LIBOR (Q)	1.50%	10.00%	7/10/2018	$10,686,735	10,498,115	1.15%
Oxford Mining Company, LLC	First Lien Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$14,481,992	14,329,875	1.57%
							24,827,990	2.72%

Computer Systems Design and Related Services
Coreone Technologies, LLC	First Lien Term Loan	LIBOR (Q)	1.00%	3.75% Cash + 5.00% PIK	9/4/2018	$21,646,247	21,153,795	2.32%

Electric Power Generation, Transmission and Distribution
Longview Power, LLC	First Lien Non Extended Revolver	LIBOR (Q)	-	2.50%	2/28/2014	$3,994,587	2,663,071	0.29%	C
Longview Power, LLC	First Lien Non Extended Term Loan	LIBOR (Q)	-	4.75%	2/28/2014	$19,055,046	12,695,520	1.39%	C
Longview Power, LLC	Super Priority Debtor-in-Possession	LIBOR (M)	1.50%	7.50%	11/22/2015	$2,901,324	5,026,317	0.55%
							20,384,908	2.23%

4

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Company

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (continued)
Full-Service Restaurants
RM OpCo, LLC	Convertible Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$3,605,946	$3,605,946	0.39%	F
RM OpCo, LLC	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$4,708,904	4,708,904	0.52%	F
RM OpCo, LLC	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/21/2016	$10,857,801	10,857,801	1.19%	F
RM OpCo, LLC	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$23,462,835	15,393,966	1.69%	F
RM OpCo, LLC	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$7,389,253	7,389,253	0.81%	F
							41,955,870	4.60%

Gaming Industries
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$80,839,000	16,875,141	1.85%	C

Metal Ore Mining
Molycorp, Inc.	Sr Unsecured Convertible Notes	Fixed	-	6.00%	9/1/2017	$29,127,000	2,382,822	0.26%

Motion Picture and Video Industries
CORE Entertainment, Inc.	First Lien Term Loan	Fixed	-	9.00%	6/21/2017	$26,627,910	21,036,049	2.31%
CORE Entertainment, Inc.	Second Lien Term Loan	Fixed	-	13.50%	6/21/2018	$21,302,328	14,178,829	1.55%
							35,214,878	3.86%

Nondepository Credit Intermediation
Caribbean Financial Group (Cayman Islands)	Sr Secured Notes	Fixed	-	11.50%	11/15/2019	$22,000,000	22,275,000	2.44%	E

Nonscheduled Air Transportation
One Sky Flight, LLC	Second Lien Term Loan	Fixed	-	12.00% Cash + 3.00% PIK	6/3/2019	$5,154,122	5,308,746	0.58%

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	7,667,700	0.84%	E
Linc Energy Finance, Inc.	Sr Secured Notes	Fixed	-	12.50%	10/31/2017	$19,261,000	5,585,690	0.61%	E
Sunshine Oilsands Ltd.	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$26,600,000	21,147,000	2.32%	E
							34,400,390	3.77%

Other Electrical Equipment and Component Manufacturing
Palladium Energy, Inc.	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	12/26/2017	$34,263,954	34,435,274	3.78%

Other Financial Investment Activities
Marsico Capital Management	First Lien Term Loan	LIBOR (M)	-	5.00%	12/31/2022	$29,562,995	7,661,694	0.84%

Other Investment Pools and Funds
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	35,343,000	3.88%	E

Other Telecommunications
Gogo, LLC	First Lien Term Loan	LIBOR (Q)	1.50%	9.75%	3/21/2018	$24,802,239	25,422,295	2.79%

5

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Company

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (continued)
Petroleum and Coal Products Manufacturing
Boomerang Tube, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	9.50%	10/11/2017	$12,714,288	$7,310,716	0.80%

Pharmaceutical and Medicine Manufacturing
Novasep Holdings SAS (France)	First Lien Notes	Fixed	-	8.00%	12/15/2016	$24,483,000	24,483,000	2.69%	B/E

Radio and Television Broadcasting
SiTV, Inc.	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	13,575,000	1.49%	E
The Tennis Channel, Inc.	First Lien Term Loan	LIBOR (Q)	-	8.50%	5/29/2017	$37,107,123	37,441,088	4.10%
							51,016,088	5.59%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2016	$32,444,500	31,592,832	3.46%	B/E
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2016	$17,046,935	17,046,935	1.87%	B
GSE Environmental, Inc.	First Lien Term Loan	LIBOR (M)	1.00%	10.00%	8/11/2021	$8,823,529	9,000,000	0.99%
							57,639,767	6.32%

Scheduled Air Transportation
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/15/2017	$355,339	362,297	0.04%	F
N918DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/15/2018	$571,041	583,971	0.06%	F
N954DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/20/2019	$789,244	806,688	0.09%	F
N955DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$833,915	852,611	0.09%	F
N956DL	Aircraft Secured Mortgage	Fixed	-	8.00%	5/20/2019	$828,611	847,225	0.09%	F
N957DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$841,209	860,069	0.10%	F
N959DL	Aircraft Secured Mortgage	Fixed	-	8.00%	7/20/2019	$853,699	872,791	0.10%	F
N960DL	Aircraft Secured Mortgage	Fixed	-	8.00%	10/20/2019	$897,984	917,816	0.10%	F
N961DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/20/2019	$880,713	900,342	0.10%	F
N976DL	Aircraft Secured Mortgage	Fixed	-	8.00%	2/15/2018	$554,094	566,204	0.06%	F
							7,570,014	0.83%

Semiconductor and Other Electronic Component Manufacturing
Global A&T Electronics, Ltd. (Singapore)	First Lien Notes	Fixed	-	10.00%	2/1/2019	$3,380,000	3,325,075	0.36%	E
Soraa, Inc.	Sr Secured Term Loan	LIBOR (M)	-	10.27%	9/1/2017	$15,000,000	14,382,000	1.58%
							17,707,075	1.94%

Specialty Hospitals
UBC Healthcare Analytics, Inc.	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	7/1/2018	$14,499,094	14,611,462	1.60%

Miscellaneous Securities						$12,682,000	6,658,050	0.73%	H

Total Debt Investments (Cost $777,886,697)							564,328,161	61.87%

6

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Company

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities
Aerospace Product and Parts Manufacturing
Beech Holdings, LLC	Membership Units					380,716	$2,855,370	0.31%	C/E

Architectural, Engineering, and Related Services
Alion Science & Technology Corp.	Warrants					10,375	104	-	C
Global Geophysical Services, Inc.	Common Stock					524,029	4,238,713	0.46%	B/C/E
							4,238,817	0.46%

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	456,402	0.05%	C/E
STG-Fairway Holdings, LLC	Class A Units					2,368,001	8,210,096	0.90%	C/E
							8,666,498	0.95%

Cable and Other Subscription Programming
Perseus Holdings S.A. (Luxembourg)	Common Stock					78,000	4,361,065	0.48%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	32,662,531	3.58%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Warrants to Purchase Ordinary Shares					18,677	14,429,815	1.58%	B/C/D/E
							51,453,411	5.64%

Coal Mining
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	645,729	0.07%	C/E

Deep Sea, Coastal, and Great Lakes Water Transportation
Blue Wall Shipping Limited (Marshall Islands) Common Stock						1,339,286	12,401,788	1.36%	B/C
Tanker Investments Ltd.	Common Stock					1,442,327	15,745,884	1.73%	C
TCP KC, LLC (Marshall Islands)	Membership Units					4,521,396	4,879,491	0.53%	C/E
							33,027,163	3.62%

Depository Credit Intermediation
Doral Financial Corp. (Puerto Rico)	Common Stock					120,539	9,643	-	C

Electronic Shopping and Mail-Order Houses
Shop Holding, LLC	Class A Units					1,427,232	890,450	0.10%	C/E
Shop Holding, LLC	Warrants to Purchase Class A Units					919,351	51,750	-	C/E
							942,200	0.10%

Full-Service Restaurants
RM Holdco, LLC	Equity Participation					76	544	-	C/E/F
RM Holdco, LLC	Membership Units					42,552,000	-	-	C/E/F
							544	-

Gaming Industries
TOPV New World Holdings, LLC (Canada)	Membership Interests					6,843,047	47,549,598	5.21%	B/C/E
Tropicana Entertainment, Inc.	Common Stock					180,844	2,806,699	0.31%	C/E
							50,356,297	5.52%

7

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Company

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities (continued)
Highway, Street, and Bridge Construction
Contech Holdings, Inc.	Common Stock					711,255	$27,876,217	3.06%	B/C/E

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing
Precision Holdings, LLC	Class C Membership Interests					94	2,049	-	C/E

Metal Ore Mining
St Barbara Ltd. (Australia)	Common Stock					6,254,591	1,046,731	0.12%	C/D

Newspaper, Periodical, Book, and Directory Publishers
HW Topco, Inc.	Common Stock					868,872	5,595,536	0.61%	C/E
HW Topco, Inc.	Preferred Stock					1,693	10,903	-	E
TBC Holdings I, Inc.	Common Stock					2,967	74,768	0.01%	C/E
							5,681,207	0.62%

Nonscheduled Air Transportation
Flight Options Holdings I, Inc.	Warrants to Purchase Common Stock					2,329	5,089,050	0.56%	C/E

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	1,241,885	0.14%	C/E/F

Other Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	18,990	-	C/E

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Cayman Islands)	Common Shares					551,799	823,069	0.09%	C/D/E/F
TCP Delos Cayman Holdings (Cayman Islands)	Common Shares					726,529	558,047	0.06%	C/E/F
TCP Delos Delaware Holdings, LLC	Partnership Interest					2,394,699	3,571,954	0.39%	C/D/E/F
							4,953,070	0.54%

Other Telecommunications
LightSquared Inc.	Call Option					475,268	-	-	C/E

Pharmaceutical and Medicine Manufacturing
NVHL S.A. (Luxembourg)	Common Shares					5,127,200	19,642,684	2.16%	B/C/D/E

Radio and Television Broadcasting
SCG Financial Acquisition Corp.	Common Stock					146,428	184,499	0.02%	C
SiTV, Inc.	Warrants to Purchase Common Stock					786,791	1,117,243	0.12%	C/E
							1,301,742	0.14%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing
KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	486,164	0.06%	B/C/E

8

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Company

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities (continued)
Scheduled Air Transportation
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Trust Beneficial Interests					2,104	$223,403	0.03%	E/F
N918DL	Trust Beneficial Interests					1,715	259,857	0.03%	E/F
N954DL	Trust Beneficial Interests					1,599	143,246	0.02%	E/F
N955DL	Trust Beneficial Interests					1,543	214,041	0.03%	E/F
N956DL	Trust Beneficial Interests					1,557	206,145	0.02%	E/F
N957DL	Trust Beneficial Interests					1,543	207,837	0.02%	E/F
N959DL	Trust Beneficial Interests					1,530	209,566	0.02%	E/F
N960DL	Trust Beneficial Interests					1,492	208,389	0.02%	E/F
N961DL	Trust Beneficial Interests					1,517	198,878	0.02%	E/F
N976DL	Trust Beneficial Interests					1,830	197,318	0.02%	E/F
							2,068,680	0.23%

Semiconductor and Other Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					210,000	89,418	0.01%	C/E
TPG Hattrick Holdco, LLC	Common Units					1,935,857	1,568,044	0.17%	C/E
							1,657,462	0.18%

Traveler Accommodation
Buffets Restaurants Holdings, Inc.	Common Stock					139,526	567,871	0.06%	C/E

Wired Telecommunications Carriers
Hawaiian Telcom Holdco, Inc.	Common Stock					462,676	12,321,062	1.35%	C
Hawaiian Telcom Holdco, Inc.	Warrants					54,272	641,495	0.07%	C
Integra Telecom, Inc.	Common Stock					10,080,250	41,521,558	4.55%	B/C/E
Integra Telecom, Inc.	Warrants					3,018,747	1,924,451	0.21%	B/C/E
V Telecom Investment S.C.A. (Luxembourg)	Common Shares					3,741	7,682,955	0.85%	C/D/E
							64,091,521	7.03%

Wireless Telecommunications Carriers (except Satellite)
Mid-Bowline Group Corp. (Canada)	Class A Voting Shares					16,597,778	19,625,309	2.15%	B/C/D/E

Total Equity Securities (Cost $361,114,164)							307,546,304	33.72%

Total Investments (Cost $1,139,000,861)							871,874,465	95.59%	G

9

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Company

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes
Cash and Cash Equivalents
Union Bank of California	Commercial Paper	Fixed	-	0.03%	4/1/2015		$17,000,000	1.86%
Toyota Motor Credit Corp.	Commercial Paper	Fixed	-	0.11%	4/2/2015		9,999,978	1.10%
Cash Denominated in Foreign Currency							237,149	0.02%
Cash Held on Account at Various Institutions							13,027,172	1.43%
Total Cash and Cash Equivalents							40,264,299	4.41%

Total Cash and Investments							$912,138,764	100.00%

Notes to Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security – See Note 2, Summary of Significant Accounting Policies.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(G)	Includes investments with an aggregate fair value of $29,196,203 that have been segregated to collateralize certain unfunded commitments.

(H)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $7,609,254, and $108,591,827, respectively, for the period ended March 31, 2015. Aggregate acquisitions includes investment assets received as payment-in-kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of March 31, 2015 was $800,875,519, or 87.8% of total cash and investments of the Company.

Derivative instruments at March 31, 2015 were as follows:

	Notional
Instruments	Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.3139 expiring September 1, 2017		€25,000,000	$5,390,962
Sell EUR vs. USD Call Option at a strike rate of 1.3844 expiring September 1, 2017		€25,000,000	$(166,664)
Buy EUR vs. USD Put Option at a strike rate of 1.2161 expiring September 1, 2017		€4,000,000	$549,961
Sell EUR vs. USD Call Option at a strike rate of 1.2765 expiring September 1, 2017		€4,000,000	$(71,704)
Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$818,859
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	$(247,524)
Foreign Currency Forward Exchange Contract, sell CAD vs. USD at 1.1761 for settlement on December 17, 2018	CAD	3,397,778	$169,047
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	$(203,008)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	$101,042

See accompanying notes.

10

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Three Months Ended March 31, 2015

Investment income
Interest income:
Companies less than 5% owned	$14,271,569
Companies 5% to 25% owned	1,921,219
Companies more than 25% owned	1,199,524
Dividend income:
Companies less than 5% owned	294
Companies more than 25% owned	1,823,436
Lease income:
Companies more than 25% owned	25,670
Other income:
Companies less than 5% owned	33,246
Total investment income	19,274,958

Operating expenses
Management and advisory fees	5,795,911
Interest expense	654,180
Amortization of deferred debt issuance costs	264,586
Commitment fees	255,098
Legal fees, professional fees and due diligence expenses	153,283
Insurance expense	73,321
Director fees	71,750
Custody fees	44,000
Other operating expenses	149,004
Total operating expenses	7,461,133

Net investment income	11,813,825

Net realized and unrealized gain (loss)
Net realized gain from:
Investments in companies less than 5% owned	4,527,554
Foreign currency transactions	17,005
Net realized gain	4,544,559
Net change in net unrealized appreciation/depreciation on:
Investments	(22,852,418)
Foreign currency	(10,129,360)
Net change in net unrealized appreciation/depreciation	(32,981,778)
Net realized and unrealized loss	(28,437,219)
Gain on retirement of Series A preferred interests	334,010
Dividends paid on Series A preferred equity facility	(1,034,651)
Net change in accumulated dividends on Series A preferred equity facility	282,132
Net change in reserve for dividends to Series Z preferred shareholders	(5,600)

Net decrease in net assets applicable to common shareholders resulting from operations	$(17,047,503)

See accompanying notes.

11

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Three Months
	Ended
	March 31, 2015	Year Ended
	(Unaudited)	December 31, 2014

Net assets applicable to common shareholders, beginning of period	$643,433,280	$804,021,225

Net investment income	11,813,825	97,636,935
Net realized gain (loss)	4,544,559	(24,340,815)
Net change in net unrealized appreciation/depreciation	(32,981,778)	(49,431,757)
Gain on retirement of Series A preferred interests	334,010	2,066,688
Dividends paid on Series A preferred equity facility from net investment income	(1,034,651)	(3,513,112)
Net change in accumulated dividends on Series A preferred equity facility	282,132	16,827
Dividends paid to Series Z preferred shareholders from net investment income	-	(44,548)
Net change in reserve for dividends to Series Z preferred shareholders	(5,600)	21,837
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	(17,047,503)	22,412,055

Distributions to common shareholders from:
Net investment income	(9,000,000)	(102,220,850)
Returns of capital	(41,000,000)	(80,779,150)
Total distributions to common shareholders	(50,000,000)	(183,000,000)

Net assets applicable to common shareholders, end of period (including accumulated net investment income of $2,323,515 and $262,209, respectively)	$576,385,777	$643,433,280

See accompanying notes.

12

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows

Three Months Ended March 31, 2015

Operating activities
Net decrease in net assets applicable to common shareholders resulting from operations	$(17,047,503)
Adjustments to reconcile net decrease in net assets applicable to common shareholders resulting from operations to net cash provided by operating activities:
Net realized gain	(4,544,559)
Net change in net unrealized appreciation/depreciation	32,920,914
Gain on retirement of Series A preferred interests	(334,010)
Dividends paid on Series A preferred equity facility	1,034,651
Net change in accumulated dividends on Series A preferred equity facility	(282,132)
Net change in reserve for dividends to Series Z preferred shareholders	5,600
Interest income paid-in-kind	(1,677,687)
Net accretion of market discount	(747,546)
Amortization of deferred debt issuance costs	264,586
Changes in assets and liabilities:
Purchases of investments	(5,931,567)
Proceeds from sales, maturities and paydowns of investments	108,591,827
Decrease in accrued interest income - companies less than 5% owned	857,911
Increase in accrued interest income - companies 5% to 25% owned	(1,409,811)
Increase in accrued interest income - companies more than 25% owned	(5,805)
Decrease in prepaid expenses and other assets	11,517
Decrease in management and advisory fees payable	(192,377)
Increase in payable for investments purchased	561,907
Decrease in payable to the Investment Manager	(122,918)
Decrease in interest payable	(141,055)
Decrease in accrued expenses and other liabilities	(1,753,129)
Net cash provided by operating activities	110,058,814

Financing activities
Proceeds from draws on credit facility	5,000,000
Principal repayments on credit facility	(15,000,000)
Dividends paid on preferred equity facility	(1,034,651)
Repurchase of interests on preferred equity facility	(110,327,728)
Distributions to common shareholders	(100,000,000)
Net cash used in financing activities	(221,362,379)

Net decrease in cash and cash equivalents	(111,303,565)
Cash and cash equivalents at beginning of period	151,567,864
Cash and cash equivalents at end of period	$40,264,299

Supplemental disclosure:
Interest payments	$795,235

See accompanying notes.

13

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

December 31, 2014

1. Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006. On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a nontaxable transaction. The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes. Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

These consolidated financial statements include the accounts of the Company and the Partnership. All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership. Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Company management consists of the Investment Manager and the Board of Directors. Partnership management consists of the General Partner and the Board of Directors. The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership. The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. Each Board of Directors consists of four persons, three of whom are independent. If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class are entitled to elect two of the Directors. The remaining directors are subject to election by holders of the common interests and preferred interests voting together as a single class.

14

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

1. Organization and Nature of Operations (continued)

Company Structure

At March 31, 2015, total capitalization of the consolidated Company was approximately $1.42 billion, consisting of $983 million of unreturned equity, $256 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $180 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $280,000 in Series Z preferred shares of the Company. The contributed common equity, preferred equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares. The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by the Company as the holder of the common limited partner interests in the Partnership. However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to October 10, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At March 31, 2015, the Partnership had 12,814 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest. The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At March 31, 2015, the Partnership was in full compliance with such requirements. On March 31, 2015, the Partnership repurchased and retired 3,340 of the Series A Preferred. A gain of $334,010 on the retirement of these interests is reflected in the Consolidated Statement of Operations.

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.75%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.75% or (ii) the CP Conduit’s cost of funds rate plus 0.75%, subject to certain limitations and adjustments.

15

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Company is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

16

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

Unobservable inputs used in the fair value measurement of the Partnership’s Level 3 investments as of March 31, 2015 included the following:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Bank Debt	$347,665,839	Market rate approach	Market yields	6.5% - 16.8% (11.7%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	6.5x – 9.4x (8.4x)
Other Corp Debt	122,965,259	Market quotations	Indicative bid/ask quotes	1 - 11 (4)
		Market comparable companies	EBITDA multiples	8.0x - 8.0x (8.0x)
Equity	275,431,786	Market rate approach	Market yields	15.2% - 18.0% (16.0%)
		Market quotations	Indicative bid/ask quotes	1 - 2 (1)
		Market comparable companies	Revenue multiples	0.4x - 0.4x (0.4x)
		Market comparable companies	EBITDA multiples	2.0x – 13.0x (8.7x)

Generally, a change in an unobservable input may result in a change to the value of an investment as follows:

Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Market yields	Decrease	Increase
Revenue multiples	Increase	Decrease
EBITDA multiples	Increase	Decrease

17

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

2. Summary of Significant Accounting Policies (continued)

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

At March 31, 2015, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$29,307,819
2	Other observable market inputs*	23,020,285	70,676,778	2,806,699
3	Independent third-party pricing sources that employ significant unobservable inputs	347,665,839	120,233,532	256,931,992
3	Investment Manager valuations with significant unobservable inputs	-	2,731,727	18,499,794
Total		$370,686,124	$193,642,037	$307,546,304

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2015 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$467,527,298	$105,516,490	$264,368,978
Net realized and unrealized losses	(16,590,187)	(186,044)	(7,353,815)
Acquisitions	4,794,822	121,411	420,427
Dispositions	(108,066,094)	(205,825)	(503,598)
Transfers into Level 3 ǂ	-	28,975,000	-
Transfers out of Level 3†	-	(13,987,500)	-
Ending balance	$347,665,839	$120,233,532	$256,931,992

Net change in unrealized losses during the period on investments still held at period end (included in net realized and unrealized losses, above)	$(20,763,470)	$(201,378)	$(7,353,815)

ǂ Comprised of two investments that were transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that was transferred to Level 2 due to increased observable market activity.

18

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$2,713,503	$18,348,935
Net realized and unrealized gains	-	18,224	242,040
Dispositions	-	-	(91,181)
Ending balance	$-	$2,713,727	$18,499,794

Net change in unrealized gains during the period on investments still held at period end (included in net realized and unrealized gains, above)	$-	$18,224	$248,450

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Consolidated Schedule of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

19

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

2. Summary of Significant Accounting Policies (continued)

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At March 31, 2015, the Partnership held foreign currency denominated investments comprising approximately 15.49% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at March 31, 2015 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.   The Company and the Partnership report that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Derivatives

In order to mitigate certain currency exchange risks associated with foreign currency denominated investments, the Partnership has entered into certain foreign currency forward exchange and option transactions. The Company recognizes all derivatives as either assets or liabilities in the Consolidated Statement of Assets and Liabilities. The transactions are accounted for using the mark-to-market method with the resulting change in fair value recognized in earnings for the current period. Risks may arise upon entering into these contracts from potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

20

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

2. Summary of Significant Accounting Policies (continued)

Gains and losses from derivative transactions during the three month ended March 31, 2015 were included in net realized and unrealized gain (loss) on investments in the Consolidated Statement of Operations as follows:

Instrument	Realized	Unrealized
Foreign currency forward exchange contract (CAD)	$-	$193,989
Foreign currency forward exchange contracts (EUR)	-	(101,966)
Foreign currency option contracts (EUR)	-	4,261,557

Valuations of foreign currency forward exchange and option contracts at March 31, 2015 were determined using observable market inputs other than quoted prices in active markets for identical assets and, accordingly, were classified as Level 2 in the GAAP valuation hierarchy.

Debt Issuance Costs

Costs of approximately $10.2 million were incurred in connection with the initial placement and the subsequent extension of the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis through the amended maturity of the Senior Facility on June 15, 2016, adjusting for scheduled decreases in the size of the Senior Facility over its remaining life (Note 5).

Revenue Recognition

Interest and dividend income, including income paid-in-kind, is recorded on an accrual basis. Origination, structuring, closing, commitment and other upfront fees earned with respect to capital commitments are generally amortized or accreted into interest income over the life of the respective debt investment. Other fees, including certain amendment fees, prepayment fees, and commitment fees on broken deals, are recognized as earned. Prepayment fees and similar income received upon the early repayment of a loan or debt security are included in interest income.

Certain of the Partnership’s debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected, generally at disposition. When the Partnership receives principal payments on a loan in an amount in excess of the loan’s amortized cost, it records the excess principal payments as interest income.

21

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

2. Summary of Significant Accounting Policies (continued)

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements. The Partnership’s income or loss is reported in the partners’ income tax returns. In accordance with ASC Topic 740 - Income Taxes, the Company and the Partnership recognize in their consolidated financial statements the effect of a tax position when it is determined that such position is more likely than not, based on the technical merits, to be sustained upon examination. As of March 31, 2015, all tax years of the Company and the Partnership since January 1, 2011 remain subject to examination by federal tax authorities. No such examinations are currently pending.

Cost and unrealized appreciation (depreciation) of the investments of the Partnership (including derivatives) at March 31, 2015 for U.S. federal income tax purposes were as follows:

Unrealized appreciation	$101,902,083
Unrealized depreciation	(362,687,508)
Net unrealized depreciation	(260,785,425)

Cost	$1,139,000,861

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions (the “Hurdle”). 80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions. As of March 31, 2015, the Hurdle exceeded the cumulative performance of the Partnership; accordingly, no performance allocation was recorded.

22

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

3. Allocations and Distributions (continued)

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date. The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with certain criteria for such distributions. The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses and dividends to Series Z preferred Shareholders. Any net long-term capital gains are distributed at least annually. As of March 31, 2015, the Company had distributed $831,690,955 to the common shareholders since inception.

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4. Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.5% of the sum of the committed common equity (reduced after the ramp-up by returns of contributed capital), the maximum amount available under the Senior Facility, and the maximum amount of the Series A Preferred, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding. In addition to the management fee, the General Partner of the Partnership is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

23

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

5. Senior Secured Revolving Credit Facility

The Senior Facility is a senior secured revolving credit facility issued by the Partnership. The Partnership currently has a $180 million Senior Facility maturing on June 15, 2016. The commitment is scheduled to be reduced to $130 million on March 15, 2016. Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 2.50% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 2.50% or (ii) the CP Conduit’s cost of funds plus 2.50% subject to certain limitations. Also, the Senior Facility accrues commitment fees at a rate of 0.75% per annum on the unused portion of the Senior Facility, or 2.50% per annum when less than 50% of the Senior Facility commitment in borrowings are outstanding. The weighted-average interest rate on outstanding borrowings at March 31, 2015 was 2.60%. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of March 31, 2015, the Partnership was in full compliance with such covenants.

Foreign currency advances are reported in U.S. dollars using the closing rate in effect on the date of valuation. At March 31, 2015, outstanding borrowings were comprised of €35,500,000 ($38,095,050) and $52,000,000. Accrued interest was comprised of €2,465 ($2,645) and $404,964.

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the San Francisco area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Consolidated Schedule of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $18.1 million.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications and are engaged from time to time in various legal actions. The maximum exposure of the Company and the Partnership under these arrangements and activities is unknown. However, the Company and the Partnership expect the risk of material loss to be remote.

24

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2015

7. Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Company which are funded by or reimbursable through contributions from or deductions from distributions to the Company. At March 31, 2015, the Company had a receivable from the Partnership, and the Partnership had a liability to the Company, in the amount of $543,258 as reflected in the Consolidating Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and the Partnership and receives reimbursement from the Company and the Partnership. At March 31, 2015, such reimbursable amounts totaled $254,810 as reflected in the Consolidated Statement of Assets and Liabilities.

In connection with the planned wind down of the Company and the Partnership, the Company and the Partnership obtained an exemptive order (the “Order”) from the Securities and Exchange Commission permitting the Company and the Partnership to sell certain investments to affiliated investment companies at fair value. The Order exempts the Company and the Partnership from provisions of Sections 17(a) and 57(a) of the 1940 Act which would otherwise restrict such transfers. All such sales are subject to the conditions set forth in the Order, which among others include certain procedures to verify that the sale is done at the current market price of the investment.

During the three month ended March 31, 2015, the Partnership received approximately $63.6 million on the sale of certain investments to affiliates (as defined in the 1940 Act), which included a net realized gain of approximately $3.3 million. All of the transfers were consummated in accordance with the provisions of the Order and were accounted for as a sale in accordance with ASC 860, Transfers and Servicing. The Partnership has no continuing involvement in the transferred assets.

8. Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 560 Series Z preferred shares authorized, issued and outstanding as of March 31, 2015. The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

25

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

9. Financial Highlights

	Three Months
	Ended
	March 31, 2015	Year Ended December 31,
	(Unaudited)	2014	2013	2012	2011

Per Common Share (1)
Net asset value, beginning of period	$8,218.82	$10,270.07	$9,864.31	$10,660.86	$12,902.36

Investment operations:
Net investment income	150.90	1,247.15	1,396.58	1,218.35	1,249.82
Net realized and unrealized gain (loss)	(363.24)	(942.33)	327.56	(487.30)	(1,650.35)
Gain on retirement of Series A preferred shares	4.27	26.40	-	-	-
Dividends on Series A preferred equity facility	(13.21)	(44.87)	(47.57)	(45.18)	(44.00)
Net change in accumulated dividends on
Series A preferred equity facility	3.60	0.22	0.40	(0.42)	(0.39)
Dividends to Series Z preferred shareholders	-	(0.57)	-	(0.57)	-
Net change in reserve for dividends to
Series Z preferred shareholders	(0.07)	0.28	(0.26)	0.28	(0.29)
Total from investment operations	(217.75)	286.28	1,676.71	685.16	(445.21)

Distributions to common shareholders from:
Net investment income	(114.96)	(1,305.71)	(1,270.95)	(1,481.71)	(1,195.69)
Net realized gain	-	-	-	-	(600.60)
Returns of capital	(523.71)	(1,031.82)	-	-	-
Net asset value, end of period	$7,362.40	$8,218.82	$10,270.07	$9,864.31	$10,660.86

Return on invested assets (2), (6)	(1.0)%	4.6%	12.7%	7.6%	(0.8)%

Total return to common shareholders (3), (6)	(2.7)%	3.3%	17.7%	6.6%	(4.2)%
Less: performance allocation	-	-	-	-	-
Return to common shareholders (6)	(2.7)%	3.3%	17.7%	6.6%	(4.2)%

Ratios to average common equity: (4), (7)
Net investment income	7.7%	12.9%	13.5%	11.5%	10.1%
Expenses	4.9%	4.6%	4.2%	4.0%	3.4%
Expenses and General Partner allocation	4.9%	4.6%	4.2%	4.0%	3.4%

Ending common shareholder equity	$576,385,777	$643,433,280	$804,021,225	$772,254,941	$834,615,259
Portfolio turnover rate (6)	0.8%	23.5%	31.2%	41.8%	41.1%
Weighted-average debt outstanding	$100,315,800	$129,844,307	$225,346,892	$87,573,428	$88,160,550
Weighted-average interest rate	2.6%	2.1%	0.6%	0.8%	1.5%
Weighted-average number of shares	78,287.8060	78,287.8060	78,287.8060	78,287.8060	78,287.8060
Average debt per share	$1,281	$1,659	$2,878	$1,119	$1,126

26

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

9. Financial Highlights (continued)

Annualized Inception to Date Performance Data as of March 31, 2015:
Return on invested assets (2)	5.7%
Internal rate of return (5)	4.5%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(3)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and fund expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(4)	These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility.

(5)	Net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date.

(6)	Not annualized for periods of less than one year.

(7)	Annualized for periods of less than one year, except for allocations to the General Partner.

27

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

Three Months Ended March 31, 2015

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

AGY Holding Corp., 2nd Lien Notes, 11%, due 11/15/16	$31,568,499	$-	$-	$31,592,832
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	17,046,935	-	-	17,046,935
Aircraft Leased to Delta Air Lines, Inc.
N913DL Aircraft Secured Mortgage, 8%, due 3/15/17	406,032	-	(42,808)	362,297
N918DL Aircraft Secured Mortgage, 8%, due 8/15/18	622,030	-	(37,894)	583,971
N954DL Aircraft Secured Mortgage, 8%, due 3/20/19	849,611	-	(43,535)	806,688
N955DL Aircraft Secured Mortgage, 8%, due 6/20/19	893,442	-	(41,877)	852,611
N956DL Aircraft Secured Mortgage, 8%, due 5/20/19	888,868	-	(42,573)	847,225
N957DL Aircraft Secured Mortgage, 8%, due 6/20/19	901,256	-	(42,243)	860,069
N959DL Aircraft Secured Mortgage, 8%, due 7/20/19	913,519	-	(41,916)	872,791
N960DL Aircraft Secured Mortgage, 8%, due 10/20/19	957,502	-	(41,298)	917,816
N961DL Aircraft Secured Mortgage, 8%, due 8/20/19	941,292	-	(42,295)	900,342
N976DL Aircraft Secured Mortgage, 8%, due 2/15/18	610,672	-	(43,988)	566,204
N913DL Trust Beneficial Interest	228,083	42,808	(45,633)	223,403
N918DL Trust Beneficial Interest	263,750	37,894	(43,355)	259,857
N954DL Trust Beneficial Interest	140,936	43,535	(52,291)	143,246
N955DL Trust Beneficial Interest	215,490	41,877	(51,653)	214,041
N956DL Trust Beneficial Interest	207,319	42,573	(52,365)	206,145
N957DL Trust Beneficial Interest	209,028	42,243	(52,148)	207,837
N959DL Trust Beneficial Interest	210,771	41,916	(51,934)	209,566
N960DL Trust Beneficial Interest	209,385	41,298	(51,770)	208,389
N961DL Trust Beneficial Interest	199,604	42,295	(52,677)	198,878
N976DL Trust Beneficial Interest	197,984	43,988	(49,772)	197,318
Blue Wall Shipping Limited, Common Stock	13,533,485	-	-	12,401,788
Contech Holdings, Inc., Common Stock	26,543,752	-	-	27,876,217
Global Geophysical Services, Inc. Common Stock	4,238,713	-	-	4,238,713
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17	1,638,318	-	-	1,638,318
Integra Telecom, Inc., Common Stock	41,882,431	-	-	41,521,558
Integra Telecom, Inc., Warrants	1,970,638	-	-	1,924,451
KAGY Holding Company, Inc., Series A Preferred Stock	426,999	-	-	486,164
Medfort, S.a.r.l, 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,141,549	-	-	3,673,580
Medfort, S.a.r.l, 1st Lien Term Loan A2, 15% PIK, due 11/21/17	14,560,819	-	-	12,915,536
Medfort, S.a.r.l, 1st Lien Term Loan B, 1% PIK, due 11/21/17	4,695,375	-	-	4,338,237
Medfort, S.a.r.l, 1st Lien Term Loan B2, 1% PIK, due 11/21/17	-	-	-	-
Mid-Bowline Group Corp., Class A Voting Shares	14,282,573	-	-	19,625,309
Novasep Holdings SAS, 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000
NVHL S.A., Common Shares	23,042,483	-	-	19,642,684
Perseus Holdings S.A., Common Stock	4,723,665	-	-	4,361,065
Primacom Finance (Lux) S.A. (Finance), Common Equity	35,959,260	-	-	32,662,531
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	15,669,331	-	-	14,429,815
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34	11,629,084	-	-	10,315,069

28

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

Three Months Ended March 31, 2015

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

RM Holdco, LLC, Equity Participation	$2,562	$-	$-	$544
RM Holdco, LLC, Membership Units	-	-	-	-
RM OpCo, LLC, Convertible 2nd Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	4,609,161	118,314	-	4,708,904
RM OpCo, LLC, Convertible 2nd Lien Term Loan B, 8.5%, due 3/30/18	1,777,860	1,828,086	-	3,605,946
RM OpCo, LLC, 1st Lien Term Loan Tranche A, 7%, due 3/21/16	10,985,566	12,352	(141,460)	10,857,801
RM OpCo, LLC, 2nd Lien Term Loan Tranche B, 8.5%, due 3/30/18	18,188,954	496,984	-	15,393,966
RM OpCo, LLC, 2nd Lien Term Loan Tranche B-1, 8.5%, due 3/30/18	7,232,736	160,169	-	7,389,253
TCP Delos Cayman Holdings, Common Shares	1,367,393	-	(59,102)	1,381,116
TCP Delos Delaware Holdings, LLC, Partnership Interest	2,781,223	-	(32,079)	3,571,954
TOPV New World Holdings, LLC, Membership Interests	47,755,574	-	-	47,549,598
Woodbine Intermediate Holdings, LLC, Membership Units	3,548,239	-	-	1,241,885

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

29

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

Three Months Ended March 31, 2015

Investment	Acquisition Date	Cost

Beech Holdings, LLC, Membership Units	Various 2013	$4,838,108
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,674,840
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	1,609,997
Global A&T Electronics, Ltd., 1st Lien Notes, 10%, due 2/1/19	10/10/14	3,001,440
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	-
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option	12/31/13	-
Linc Energy Finance (USA), Inc., 1st Lien Notes, 9.625%, due 10/31/17	8/8/14	8,380,000
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12 & 3/27/15	16,599,572
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	-
Shop Holding, LLC, Class A Units	6/2/11 & 3/17/14	1,350,918
Shop Holding, LLC, Warrants to Purchase Class A Units	7/1/11	-
SiTV, Inc., Senior Secured Notes, 10.375%, due 7/1/19	6/18/14	15,000,000
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14	272,658
STG-Fairway Holdings, LLC, Class A Units	12/30/10 & 10/18/13	2,654,499
Sunshine Oilsands, Ltd., Senior Secured Notes, 10%, due 8/1/17	8/4/14	25,258,932
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TCP KC, LLC, Membership Units	Various 2014	4,521,396
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

30

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

March 31, 2015

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Companies less than 5% owned	$-	$481,361,002	$-	$481,361,002
Companies 5% to 25% owned	-	332,723,400	-	332,723,400
Investment in subsidiary	576,785,864	-	(576,785,864)	-
Companies more than 25% owned	-	57,790,063	-	57,790,063
Total investments	576,785,864	871,874,465	(576,785,864)	871,874,465

Cash and cash equivalents	-	40,264,299	-	40,264,299
Accrued interest income	-	9,916,298	-	9,916,298
Foreign currency options at fair value	-	6,273,890	-	6,273,890
Deferred debt issuance costs	-	1,266,267	-	1,266,267
Unrealized gain on foreign currency forward exchange contracts	-	67,081	-	67,081
Receivable from the Partnership	543,258	-	(543,258)	-
Prepaid expenses and other assets	17,219	987,405	-	1,004,624
Total assets	577,346,341	930,649,705	(577,329,122)	930,666,924

Liabilities
Credit facility payable	-	90,095,050	-	90,095,050
Management and advisory fees payable	-	1,902,553	-	1,902,553
Payable for investments purchased	-	874,076	-	874,076
Equity placement costs payable	543,163	-	-	543,163
Payable to the Company	-	543,258	(543,258)	-
Interest payable	-	407,609	-	407,609
Payable to the Investment Manager	58,804	196,006	-	254,810
Accrued expenses and other liabilities	72,136	2,973,238	-	3,045,374
Total liabilities	674,103	96,991,790	(543,258)	97,122,635

Preferred stock
Series Z preferred stock	280,000	-	-	280,000
Accumulated dividends on Series Z preferred stock	6,461	-	-	6,461
Total preferred stock	286,461	-	-	286,461

Preferred equity facility
Series A preferred limited partner interests	-	256,271,574	-	256,271,574
Accumulated dividends on Series A preferred equity facility	-	600,477	-	600,477
Total preferred limited partner interests	-	256,872,051	-	256,872,051

Net assets	$576,385,777	$576,785,864	$(576,785,864)	$576,385,777

Composition of net assets
Common stock	$78	$-	$-	$78
Additional paid-in capital	959,454,767	962,349,878	(962,349,878)	959,454,767
Accumulated deficit	(383,062,607)	(385,564,014)	385,564,014	(383,062,607)
Accumulated dividends to Series Z preferred shareholders	(6,461)	-	-	(6,461)
Net assets	$576,385,777	$576,785,864	$(576,785,864)	$576,385,777

31

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Three Months Ended March 31, 2015

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Companies less than 5% owned	$-	$14,271,569	$-	$14,271,569
Companies 5% to 25% owned	-	1,921,219	-	1,921,219
Companies more than 25% owned	-	1,199,524	-	1,199,524
Dividend income:
Companies less than 5% owned	-	294	-	294
Companies more than 25% owned	-	1,823,436	-	1,823,436
Lease income:
Companies more than 25% owned	-	25,670	-	25,670
Other income:
Companies less than 5% owned	-	33,246	-	33,246
Total interest and related investment income	-	19,274,958	-	19,274,958

Operating expenses:
Management and advisory fees	-	5,795,911	-	5,795,911
Interest expense	-	654,180	-	654,180
Amortization of deferred debt issuance costs	-	264,586	-	264,586
Commitment fees	-	255,098	-	255,098
Legal fees, professional fees and due diligence expenses	27,356	125,927	-	153,283
Insurance expense	24,393	48,928	-	73,321
Director fees	23,917	47,833	-	71,750
Custody fees	-	44,000	-	44,000
Other operating expenses	5,610	143,394	-	149,004
Total expenses	81,276	7,379,857	-	7,461,133

Net investment income (loss)	(81,276)	11,895,101	-	11,813,825

Net realized and unrealized gain (loss)
Net realized gain from:
Investments in companies less than 5% owned	-	4,527,554	-	4,527,554
Foreign currency transactions	-	17,005	-	17,005
Net realized gain	-	4,544,559	-	4,544,559
Net change in net unrealized appreciation/depreciation	-	(32,981,778)	-	(32,981,778)
Net realized and unrealized loss	-	(28,437,219)	-	(28,437,219)

Interest in losses of subsidiary	(16,960,627)	-	16,960,627	-
Gain on retirement of Series A preferred interests		334,010		334,010
Dividends paid on Series A preferred equity facility	-	(1,034,651)	-	(1,034,651)
Net change in accumulated dividends on Series A preferred equity facility	-	282,132	-	282,132
Net change in reserve for distributions to Series Z preferred shareholders	(5,600)	-	-	(5,600)
Net decrease in net assets resulting from operations	$(17,047,503)	$(16,960,627)	$16,960,627	$(17,047,503)

32